Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	PYXIS TANKERS INC.
Entity Central Index Key	0001640043
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	59 K. Karamanli Street
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Entity Address, Postal Zip Code	15125
City Area Code	+30
Local Phone Number	210 638 0200
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One Battery Park Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10004
City Area Code	(212)
Local Phone Number	574-1200
Contact Personnel Name	Seward & Kissel LLP